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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment  [ ];  Amendment Number:____
This Amendment (check only one):    [ ]   is a restatement.
                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:
         Name:      Benham & Green Capital Management, LLC
         Address:   1299 Prospect Street, Suite 301
                    La Jolla, CA  92037

Form 13F File Number: 028-05201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:             James A. Benham
         Title:            Member/Manager
         Phone:            (858) 551-3130

Signature, Place, and Date of Signing:

   /s/  James A. Benham         La Jolla, California           August 8, 2002
----------------------------    ------------------------       -----------------
[Signature]                     [City, State]                  [Date]

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   -0-

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:              $48,238
                                                     (x1000)

List of Other Included Managers:                     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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Form 13F Information Table

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

          Column 1                Column 2        Column 3     Column 4   Column 5                       Column 6    Column 7
       Name of Issuer          Title of Class       CUSIP       Value      Shrs or   Sh/Prn  Put/Call   Investment    Other
                                                               (x1000)     Prn Amt                      Discretion   Managers


American Express Co                  Com         025816 10 9        $755      20,796   Sh                  Sole        N/A
Cisco Sys Inc                        Com         17275R 10 2      $2,995     214,661   Sh                  Sole        N/A
Citigroup Inc                        Com         172967 10 1      $3,313      85,501   Sh                  Sole        N/A
Dell Computer Corp                   Com         247025 10 9      $3,103     118,698   Sh                  Sole        N/A
E M C Corp Mass                      Com         268648 10 2        $591      78,319   Sh                  Sole        N/A
General Elec Co                      Com         369604 10 3      $1,742      59,955   Sh                  Sole        N/A
Genentech Inc                      Com New       368710 40 6        $248       7,390   Sh                  Sole        N/A
Intel Corp                           Com         458140 10 0      $3,145     172,181   Sh                  Sole        N/A
I2 Technologies Inc                  Com         465754 10 9         $77      52,353   Sh                  Sole        N/A
JDS Uniphase Corp                    Com         46612J 10 1        $327     122,564   Sh                  Sole        N/A
Johnson & Johnson                    Com         478160 10 4      $3,082      58,971   Sh                  Sole        N/A
JP Morgan Chase & Co                 Com         46625H 10 0      $2,507      73,913   Sh                  Sole        N/A
Juniper Networks Inc                 Com         48203R 10 4        $146      25,807   Sh                  Sole        N/A
Merck & Co Inc                       Com         589331 10 7        $378       7,472   Sh                  Sole        N/A
Merrill Lynch & Co Inc               Com         590188 10 8        $487      12,026   Sh                  Sole        N/A
Microsoft Corp                       Com         594918 10 4      $4,034      73,739   Sh                  Sole        N/A
Motorola Inc                         Com         620076 10 9        $600      41,608   Sh                  Sole        N/A
Nokia Corp                      Sponsored ADR    654902 20 4      $4,162     287,457   Sh                  Sole        N/A
Oracle Corp                          Com         68389X 10 5        $697      73,636   Sh                  Sole        N/A
PMC - Sierra Inc                     Com         69344F 10 6        $226      24,401   Sh                  Sole        N/A
Pfizer Inc                           Com         717081 10 3      $5,544     158,388   Sh                  Sole        N/A
Qualcomm Inc                         Com         747525 10 3      $9,164     333,361   Sh                  Sole        N/A
Sun Microsystems Inc                 Com         866810 10 4         $99      19,820   Sh                  Sole        N/A
Texas Instrs Inc                     Com         882508 10 4        $816      34,415   Sh                  Sole        N/A



                                               Column 8
                                           Voting Authority
                                      Sole       Shared      None
American Express Co                   20,796
Cisco Sys Inc                        214,661
Citigroup Inc                         85,501
Dell Computer Corp                   118,698
E M C Corp Mass                       78,319
General Elec Co                       59,955
Genentech Inc                          7,390
Intel Corp                           172,181
I2 Technologies Inc                   52,353
JDS Uniphase Corp                    122,564
Johnson & Johnson                     58,971
JP Morgan Chase & Co                  73,913
Juniper Networks Inc                  25,807
Merck & Co Inc                         7,472
Merrill Lynch & Co Inc                12,026
Microsoft Corp                        73,739
Motorola Inc                          41,608
Nokia Corp                           287,457
Oracle Corp                           73,636
PMC - Sierra Inc                      24,401
Pfizer Inc                           158,388
Qualcomm Inc                         333,361
Sun Microsystems Inc                  19,820
Texas Instrs Inc                      34,415
